REVENUE - Schedule Of The Favorable Unfavorable Impact Of Changes In The Estimated Progress (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of The Favorable Unfavorable Impact Of Changes In The Estimated Progress [Line Items]
Revenues	$ 2,373	$ (154)		$ (2,433)	$ 5,464
Earnings Per Share, Basic	$ 0.22	$ (0.31)		$ (0.2)	$ 0.98
Earnings Per Share, Diluted	0.22	(0.31)		(0.2)	0.38
Capital Unit, Class A [Member]
Schedule Of The Favorable Unfavorable Impact Of Changes In The Estimated Progress [Line Items]
Earnings Per Share, Basic	$ 0.03	0		(0.2)	0.98
Earnings Per Share, Diluted		$ 0	$ 0.03	$ (0.2)	$ 0.38